Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment as of December 31, 2023 and 2022 were as follows:

(in thousands)	Estimated useful lives (in years)	2023	2022

Land		$26,239	$25,480
Buildings and improvements	up to 60	382,836	362,794
Machinery and equipment	3-10	309,930	294,156
Computer software	3-20	267,572	262,007
Furniture and office equipment	3-10	91,247	90,293
Construction in progress		203,978	130,407
Total property, plant and equipment		1,281,802	1,165,137
Less: Accumulated depreciation and amortization		(516,765)	(502,967)
Total property, plant and equipment, net		$765,037	$662,170
For the year ended December 31, 2023, construction in progress primarily includes amounts related to projects to expand production lines and increase capacity of manufacturing as well as ongoing software development projects. For the year ended December 31, 2023, interest capitalized in connection with these projects totaled $1.2 million. No significant interest was capitalized for the years ended December 31, 2022 and 2021.
For the years ended December 31, 2023, 2022 and 2021, depreciation and amortization expense totaled $85.6 million,
$89.5 million and $85.4 million, respectively. For the years ended December 31, 2023, 2022 and 2021, amortization related to computer software to be sold, leased or marketed totaled $11.7 million, $10.8 million and $9.2 million, respectively. As of December 31, 2023 and 2022, the unamortized balance of computer software to be sold, leased or marketed was $97.9 million and $69.2 million, respectively.
Repairs and maintenance expense was $19.3 million, $16.8 million and $16.2 million in 2023, 2022 and 2021, respectively.